COMMITMENTS AND CONTINGENCIES, Narrative (Q3) (Details)					10 Months Ended	12 Months Ended
	Jul. 30, 2022 USD ($) $ / shares shares	Aug. 20, 2021 USD ($) shares	Jul. 30, 2021 USD ($) $ / shares shares	Jul. 27, 2021 USD ($) Demand $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Demand	Sep. 30, 2023 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of demands eligible security holder can make | Demand				3		3
Proceeds from initial public offering, net of underwriting fees					$ 176,806,700
Underwriting fees deferred			$ 6,314,525			6,314,525
Underwriting discount fee | $ / shares	$ 0.2		$ 0.2
Underwriting discount	$ 3,608,300		$ 3,608,300
Deferred underwriting commissions per unit | $ / shares	$ 0.35			$ 0.35
Deferred underwriting fee payable	$ 6,314,525			$ 6,314,525			$ 6,314,525
Accumulated deficit							6,014,585
Gain on underwriting commissions							299,940
Offering costs			15,401,418			15,401,418	$ 14,638,901
Other offering costs			764,193			764,193
Excess fair value of the founder shares sold			4,714,400			4,714,400
Purchase price			$ 4,150			$ 4,150
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Option for underwriters to purchase additional units, term			45 days
Additional Units that can be purchased to cover over-allotments | shares			2,625,000
Proceeds from initial public offering, net of underwriting fees					$ 180,415,000
Underwriting fees deferred			$ 6,314,525
Offering costs			15,401,418
Other offering costs			$ 764,193
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Option for underwriters to purchase additional units, term	45 days		45 days			45 days
Additional Units that can be purchased to cover over-allotments | shares	2,625,000	2,625,000	2,625,000
Units issued during period, shares, new issues | shares		541,500
Proceeds from initial public offering, net of underwriting fees		$ 5,415,000
Underwriting fees deferred		$ 189,525